[GRAPHIC]

    Institutional Money Market Funds

     UBS Select Money Market Fund
     UBS LIR Money Market Fund
     UBS LIR Government Securities Fund
     UBS LIR Treasury Securities Fund
     Prospectus
     August 29, 2003

      This prospectus offers separate classes of shares in each of the four money market funds listed above. Each class has different ongoing expenses, and some funds and classes have different minimum initial purchase requirements. UBS Select Money Market Fund and Select shares of UBS LIR Government Securities Fund have higher minimum purchase requirements than the other funds/classes.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

Institutional Money Market Funds
------------------------------------------------------------------------

Table of Contents

THE FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS
UBS Select Money Market Fund
     Investment Objective, Strategies and Risks...  Page 3
     Performance..................................  Page 4
     Expenses and Fee Tables......................  Page 5
UBS LIR Money Market Fund
     Investment Objective, Strategies and Risks...  Page 6
     Performance..................................  Page 7
     Expenses and Fee Tables......................  Page 8
UBS LIR Government Securities Fund
     Investment Objective, Strategies and Risks...  Page 9
     Performance..................................  Page 10
     Expenses and Fee Tables......................  Page 11
UBS LIR Treasury Securities Fund
     Investment Objective, Strategies and Risks...  Page 12
     Performance..................................  Page 13
     Expenses and Fee Tables......................  Page 14
More About Risks and Investment Strategies........  Page 15
YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing your fund account...................  Page 16
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Additional Information About Your Account
     --Pricing and Valuation
ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS
     Management...................................  Page 26
     Dividends and Taxes..........................  Page 27
     Financial Highlights.........................  Page 28
     Where to learn more about the funds..........  Back Cover

          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Select Money Market Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Select Money Market Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.
The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1999                  5.22%
2000                  6.47%
2001                  4.20%
2002                  1.79%

Total return January 1 to June 30, 2003--0.60%
Best quarter during years shown: 3rd and 4th quarters, 2000--1.66% Worst quarter during years shown: 4th quarter, 2002--0.39%
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

                                                          FINANCIAL
                                          INSTITUTIONAL  INTERMEDIARY
                                             SHARES         SHARES
(INCEPTION DATE)                            (8/10/98)    (12/29/98)*
----------------                          -------------  ------------
One year................................         1.79%          N/A
Life of Class...........................         4.50%          N/A
-------------------

  * Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Select Money Market Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              INSTITUTIONAL SHARES  FINANCIAL INTERMEDIARY SHARES
                                                              --------------------  ------------------------------
Management Fees.............................................               0.18%                          0.18%
Distribution and/or Service (12b-1) Fees....................               None                           None
Other Expenses
  Shareholder Servicing Fee.................................    None                      0.25%
  Miscellaneous Expenses....................................    None                      None
                                                                ----                     -----
                                                                           None                           0.25%
                                                                           ----                          -----
Total Annual Fund Operating Expenses........................               0.18%                          0.43%
                                                                           ====                          =====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $18        $58       $101        $230
Financial Intermediary shares...............................      44        138        241         542

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR Money Market Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS LIR Money Market Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.
The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.
The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.98%
1994                  4.02%
1995                  5.76%
1996                  5.32%
1997                  5.47%
1998                  5.43%
1999                  5.07%
2000                  6.35%
2001                  4.11%
2002                  1.67%

Total return January 1 to June 30, 2003--0.53%
Best quarter during years shown: 3rd quarter, 2000--1.64%
Worst quarter during years shown: 4th quarter, 2002--0.35%
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

                                                          FINANCIAL
                                          INSTITUTIONAL  INTERMEDIARY
                                             SHARES        SHARES*
(INCEPTION DATE)                            (6/3/91)      (1/14/98)
----------------                          -------------  ------------
One year................................         1.67%         1.41%
Five years..............................         4.51%          N/A
Ten years...............................         4.61%          N/A
Life of Class...........................         4.56%         4.25%
-------------------

  * Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2002. Such shares had previously been outstanding only for short periods of time.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS LIR Money Market Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              INSTITUTIONAL SHARES  FINANCIAL INTERMEDIARY SHARES
                                                              --------------------  ------------------------------
Management Fees.............................................               0.25%                          0.25%
Distribution and/or Service (12b-1) Fees....................               None                           None
Other Expenses
  Shareholder Servicing Fee.................................    None                      0.25%
  Miscellaneous Expenses....................................    0.07%                     0.07%
                                                                ----                     -----
                                                                           0.07%                          0.32%
                                                                           ----                          -----
Total Annual Fund Operating Expenses*.......................               0.32%                          0.57%
                                                                           ====                          =====
-------------------

  * UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.28% for Institutional shares and 0.53% for Financial Intermediary shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $33       $103       $180        $406
Financial Intermediary shares...............................      58        183        318         714

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all of its assets directly in US government securities, and does not invest in repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states. The fund will emphasize investments that qualify for this favorable state and local income tax treatment.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR Government Securities Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Select shares.
The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.
The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.94%
1994                  3.93%
1995                  5.57%
1996                  5.17%
1997                  5.30%
1998                  5.24%
1999                  4.91%
2000                  6.16%
2001                  3.85%
2002                  1.49%

Total return January 1 to June 30, 2003--0.47%
Best quarter during years shown: 3rd and 4th quarters, 2000--1.58% Worst quarter during years shown: 4th quarter, 2002--0.32%
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

                                          INSTITUTIONAL   SELECT
                                             SHARES       SHARES
(INCEPTION DATE)                            (6/3/91)     (5/23/01)
----------------                          -------------  ---------
One year................................         1.49%       1.59%
Five years..............................         4.32%        N/A
Ten years...............................         4.45%        N/A
Life of Class...........................         4.37%       2.11%

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              INSTITUTIONAL SHARES  SELECT SHARES
                                                              --------------------  --------------
Management Fees.............................................               0.25%             0.25%
Distribution and/or Service (12b-1) Fees....................               None              None
Other Expenses
  Shareholder Servicing Fee.................................    0.10%                None
  Miscellaneous Expenses....................................    0.12%                0.12%
                                                                ----                 ----
                                                                           0.22%             0.12%
                                                                           ----              ----
Total Annual Fund Operating Expenses........................               0.47%             0.37%
                                                                           ====              ====
Management Fee Waiver*......................................               0.10%             0.10%
                                                                           ----              ----
Net Expenses*...............................................               0.37%             0.27%
                                                                           ----              ----
-------------------

  * The fund and UBS Financial Services Inc. have entered into a written management fee waiver agreement. UBS Financial Services Inc. is contractually obligated to waive 0.10% of its management fees through August 31, 2004. In addition, UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.29% for Institutional shares and 0.19% for Select shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its management fee waiver agreement with UBS Financial Services Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $38       $141       $253        $582
Select shares...............................................      28        109        198         458

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the US Treasury. US Treasury securities, including US Treasury money market instruments, are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only shares outstanding for all of the periods shown.
The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.
The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON INSTITUTIONAL SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.72%
1994                  3.93%
1995                  5.47%
1996                  4.97%
1997                  5.16%
1998                  4.94%
1999                  4.47%
2000                  5.65%
2001                  3.66%
2002                  1.50%

Total return January 1 to June 30, 2003--0.48%
Best quarter during years shown: 4th quarter, 2000--1.48%
Worst quarter during years shown: 4th quarter, 2002--0.33%
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

                                                    INSTITUTIONAL
                                                       SHARES*
(INCEPTION DATE)                                      (12/6/91)
----------------                                    -------------
One year..........................................         1.50%
Five years........................................         4.04%
Ten Years.........................................         4.24%
Life of Class.....................................         4.13%
-------------------

  * No Financial Intermediary shares were outstanding prior to December 31, 2002. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              INSTITUTIONAL SHARES  FINANCIAL INTERMEDIARY SHARES
                                                              --------------------  ------------------------------
Management Fees.............................................               0.25%                          0.25%
Distribution and/or Service (12b-1) Fees....................               None                           None
Other Expenses
  Shareholder Servicing Fee.................................    None                      0.25%
  Miscellaneous Expenses....................................    0.07%                     0.07%
                                                                ----                     -----
                                                                           0.07%                          0.32%
                                                                           ----                          -----
Total Annual Fund Operating Expenses*.......................               0.32%                          0.57%
                                                                           ====                          =====
-------------------

  * UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.29% for Institutional shares and 0.54% for Financial Intermediary shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $33       $103       $180        $406
Financial Intermediary shares...............................      58        183        318         714

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

ADDITIONAL RISK

STRUCTURED SECURITY RISK. Select Money Market Fund and LIR Money Market Fund may each purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds that, in the case of Government Securities Fund and Treasury Securities Fund, have like tax characteristics.

Select Money Market Fund, LIR Money Market Fund and Government Securities Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the funds will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if a fund were not rated.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Institutional Money Market Funds
------------------------------------------------------------------------

Managing Your Fund Account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following sections regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S CONSOLIDATED ORDER ENTRY SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: COE ACCOUNTS."

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. These funds offer two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or managed for others.

- You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund, may, in its discretion, make Institutional shares available to individuals or other entities.

- You may purchase Financial Intermediary shares only if you are a financial intermediary (E.G., a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

GOVERNMENT SECURITIES FUND. The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

- UBS Global AM, the principal underwriter of the fund, may, in its discretion, make shares available to individuals or other entities.

- Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services provided to the owners of Institutional shares.

- Generally, you may purchase Select shares only if you make an initial investment of $10 million or more.

ALL FUNDS. If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.

Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS:

Instruct your bank to transfer federal funds by wire to:

    To:  PNC Bank
        Philadelphia, PA
        ABA #0310-0005-3
    BNF: Mutual Fund Services A/C 8614973575
    RE:  Purchase shares of (insert name of fund)
    FFC: (Name of Account and Account Number)

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

Institutional Money Market Funds
------------------------------------------------------------------------

A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS

The following minimum investment levels apply to initial purchases, including those made through an exchange of shares. UBS Global AM may waive these minimums. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

SELECT MONEY MARKET FUND:

  To open an account..............................  $10,000,000

If your account balance in Select Money Market Fund has fallen below $10,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $10,000,000 after that purchase.

LIR MONEY MARKET FUND:

  To open an account..............................  $1,000,000

If you are thinking about investing $10,000,000 or more in LIR Money Market Fund, you should consider investing in Select Money Market Fund instead. Select Money Market Fund has lower expenses and may have a higher yield than LIR Money Market Fund.

GOVERNMENT SECURITIES FUND:

Institutional Shares:
  To open an account..............................  $1,000,000
Select Shares:
  To open an account..............................  $10,000,000

Investors purchasing $10,000,000 or more of Institutional shares of Government Securities Fund should consider whether Select shares of the fund are more appropriate. Select shares have lower expenses and may have a higher yield than Institutional shares.

TREASURY SECURITIES FUND:

  To open an account..............................  $250,000

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.

ELECTRONIC TRADE ENTRY

The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary or contact the transfer agent at 1-888-547 FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application, with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

You may sell Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You may exchange Institutional shares of a fund or Select shares of the Government Securities Fund for Institutional shares of any other fund. You also may exchange Institutional shares of a fund for Select shares of the Government Securities Fund, provided that you satisfy the $10,000,000 minimum investment requirement.

In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of another fund offering them if the other fund is available through your financial intermediary.

The minimums noted above in "Buying Shares" also apply to initial purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders for each fund are accepted up until 2:30 p.m. (Eastern time) ("exchange order deadline"). Exchange orders received after that time

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

Institutional Money Market Funds
------------------------------------------------------------------------

will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

If the total investment in your Select Money Market Fund account has been less than $10,000,000 for 30 consecutive days, the fund reserves the right to exchange your shares for shares of LIR Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account. LIR Money Market Fund has higher expenses and may have a lower yield than Select Money Market Fund.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

FINANCIAL INTERMEDIARY SHARES OF SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND. The dividends payable to the owners of Institutional shares of Government Securities Fund will be lower than those dividends payable on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of a Consolidated Order Entry ("COE") account as described below, ask your Financial Advisor to help you to open a COE account. You will need to redeem your shares in your non-COE account and to transfer the proceeds to a new COE account.

UBS FINANCIAL SERVICES INC.: COE ACCOUNTS

Initial purchases made through UBS Financial Services Inc. will automatically result in your account being established as a "consolidated order entry system" account ("COE account") unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. COE accounts have certain benefits but do not have certain features available to other accounts.

If you have a COE account, you should direct all your requests to your Financial Advisor, and you must place your order directly with your Financial Advisor.

BUYING SHARES

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. Institutional shares are available to COE accounts as an economical and convenient means to invest short-term funds.

GOVERNMENT SECURITIES FUND. The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means to invest short-term funds. Institutional shares of Government Securities Fund bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets for services that financial intermediaries provide. Generally, you may purchase Select shares only if you make an initial investment of $10 million or more.

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

Institutional Money Market Funds
------------------------------------------------------------------------

Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

MINIMUM INVESTMENTS

The following minimum investment levels apply to initial purchases, including those made through an exchange of shares. UBS Global AM may waive these minimums. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

SELECT MONEY MARKET FUND:

  To open an account..............................  $10,000,000

If your account balance in Select Money Market Fund has fallen below $10,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $10,000,000 after that purchase.

LIR MONEY MARKET FUND:

  To open an account..............................  $1,000,000

If you are thinking about investing $10,000,000 or more in LIR Money Market Fund, you should consider investing in Select Money Market Fund instead. Select Money Market Fund has lower expenses and may have a higher yield than LIR Money Market Fund.

GOVERNMENT SECURITIES FUND:

Institutional Shares:
  To open an account..............................  $1,000,000
Select Shares:
  To open an account..............................  $10,000,000

Investors purchasing $10,000,000 or more of Institutional shares of Government Securities Fund should consider whether Select shares of the fund are more appropriate. Select shares have lower expenses and may have a higher yield than Institutional shares.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

TREASURY SECURITIES FUND:

  To open an account..............................  $1,000,000

(Although the fund's minimum investment requirement generally is $250,000, UBS Financial Services Inc. is imposing a higher minimum for purchases through COE accounts as of the date of this prospectus.)

SELLING SHARES

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You must place your exchange order directly with your Financial Advisor, who is then responsible for sending the order to the transfer agent.

You may exchange Institutional shares of a fund or Select shares of the Government Securities Fund for Institutional shares of any other fund. You also may exchange Institutional shares of a fund for Select shares of the Government Securities Fund, provided that you satisfy the $10,000,000 minimum investment requirement.

The minimums noted above in "Buying Shares" also apply to initial purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders for each fund are accepted up until 2:30 p.m. (Eastern time) ("exchange order deadline"). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

Institutional Money Market Funds
------------------------------------------------------------------------

also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

If the total investment in your Select Money Market Fund account has been less than $10,000,000 for 30 consecutive days, the fund reserves the right to exchange your shares for shares of LIR Money Market Fund. LIR Money Market Fund has higher expenses and may have a lower yield than Select Money Market Fund.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have a COE account and prefer the features of a non-COE account as described above, ask your Financial Advisor to help you to open a non-COE account. You will need to redeem your shares in the COE account and to transfer the proceeds to a new non-COE account. You need to complete an account application when establishing a non-COE account.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for Government Securities Fund and Treasury Securities Fund is normally determined two times each business day as follows:

- noon (Eastern time) and

- 2:30 p.m. (Eastern time).

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

The net asset value per share for LIR Money Market Fund and Select Money Market Fund is normally determined three times each business day as follows:

- noon (Eastern time) for both funds;

- 2:30 p.m. (Eastern time) for both funds;

- 4:30 p.m. (Eastern time) for LIR Money Market Fund; and

- 5:00 p.m. (Eastern time) for Select Money Market Fund.

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

Institutional Money Market Funds
------------------------------------------------------------------------

Management

ADVISORY ARRANGEMENTS

LIR MONEY MARKET FUND, GOVERNMENT SECURITIES FUND AND TREASURY SECURITIES
FUND. UBS Financial Services Inc. is the investment advisor and administrator of these funds, and UBS Global Asset Management (US) Inc. ("UBS Global AM") is the sub-advisor, sub-administrator and principal underwriter.

SELECT MONEY MARKET FUND. UBS Global AM is the fund's investment advisor, administrator and principal underwriter.

UBS Financial Services Inc. is a Delaware corporation located at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Financial Services Inc. and UBS Global AM are investment advisors registered with the U.S. Securities and Exchange Commission. UBS Financial Services Inc. and UBS Global AM are indirect, wholly owned subsidiaries of UBS AG ("UBS"). As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

ADVISORY FEES

LIR MONEY MARKET FUND, TREASURY SECURITIES FUND AND GOVERNMENT SECURITIES FUND. Each of these funds paid advisory and administration fees to UBS Financial Services Inc. for the most recent fiscal year ended April 30, 2003 at the contractual annual rate of 0.25% of average daily net assets. Expense reimbursement arrangements lowered the annual fund operating expenses of each fund.

SELECT MONEY MARKET FUND. UBS Global AM's contract fee for the management services it provides to Select Money Market Fund is at the annual rate of 0.18% of the fund's average daily net assets. During the fiscal year ended April 30, 2003, UBS Global AM waived part of this fee so that the fund paid management fees to UBS Global AM at the effective annual rate of 0.17% of its average daily net assets.

In exchange for this fee, UBS Global AM has agreed to bear all of the expenses of Select Money Market Fund other than the fund's management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses; UBS Global AM estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund and Treasury Securities Fund are expected to be lower than dividends on Institutional shares of the same funds because of the higher expenses borne by Financial Intermediary shares. Similarly, dividends on Institutional shares of the Government Securities Fund are expected to be lower than dividends on Select shares of that fund because of the higher expenses borne by Institutional shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

TAXES

The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

The following financial highlights tables are intended to help you understand the financial performance for Select Money Market Fund, since it commenced operations on August 10, 1998, and for the past five years for LIR Money Market Fund, Government Securities Fund, and Treasury Securities Fund. Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2003, for Treasury Securities Fund, and were outstanding for only limited periods of time prior to January 14, 1998, for LIR Money Market Fund. Select shares of Government Securities Fund were outstanding for only limited periods of time prior to May 23, 2001.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with each fund's financial statements, is included in each fund's Annual Report to Shareholders. The annual reports may be obtained without charge by calling 1-888-547 FUND.

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             UBS SELECT MONEY MARKET FUND
                                          -------------------------------------------------------------------
                                                       INSTITUTIONAL SHARES                 FOR THE PERIOD
                                                  FOR THE YEARS ENDED APRIL 30,            AUGUST 10, 1998+
                                          ----------------------------------------------     TO APRIL 30,
                                             2003        2002        2001        2000            1999
                                          ----------  ----------  ----------  ----------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $     1.00  $     1.00  $     1.00  $     1.00      $     1.00
                                          ----------  ----------  ----------  ----------      ----------
Net investment income...................       0.015       0.029       0.062       0.054           0.037
                                          ----------  ----------  ----------  ----------      ----------
Dividends from net investment income....      (0.015)     (0.029)     (0.062)     (0.054)         (0.037)
Distributions from net realized gains
  from investment transactions..........       0.000@         --          --          --              --
                                          ----------  ----------  ----------  ----------      ----------
Total dividends and distributions to
  shareholders..........................      (0.015)     (0.029)     (0.062)     (0.054)         (0.037)
                                          ----------  ----------  ----------  ----------      ----------
NET ASSET VALUE, END OF PERIOD..........  $     1.00  $     1.00  $     1.00  $     1.00      $     1.00
                                          ==========  ==========  ==========  ==========      ==========
TOTAL INVESTMENT RETURN(1)..............        1.56%       2.96%       6.37%       5.54%           3.81%
                                          ==========  ==========  ==========  ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......  $6,335,525  $7,795,414  $3,385,770  $2,290,822      $1,322,807
Expenses to average net assets, net of
  waivers from advisor..................        0.17%       0.16%       0.15%       0.14%           0.07%*
Expenses to average net assets, before
  waivers from advisor..................        0.18%       0.18%       0.18%       0.18%           0.18%*
Net investment income to average net
  assets, net of waivers from advisor...        1.54%       2.70%       6.11%       5.48%           5.06%*
Net investment income to average net
  assets, before waivers from advisor...        1.53%       2.68%       6.08%       5.44%           4.95%*

-------------------

  @  Amount is less than $0.0005 per share.
  +  Issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 UBS SELECT MONEY MARKET FUND
                                          -------------------------------------------
                                               FINANCIAL INTERMEDIARY SHARES(2)
                                          -------------------------------------------
                                             FOR THE PERIOD        FOR THE PERIOD
                                           NOVEMBER 4, 1999++    DECEMBER 29, 1998+
                                              TO MARCH 6,          TO FEBRUARY 9,
                                                  2000                  1999
                                          --------------------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $  1.00                $  1.00
                                                -------                -------
Net investment income...................          0.018                  0.006
                                                -------                -------
Dividends from net investment income....         (0.018)                (0.006)
Distributions from net realized gains
  from investment transactions..........             --                     --
                                                -------                -------
Total dividends and distributions to
  shareholders..........................         (0.018)                (0.006)
                                                -------                -------
NET ASSET VALUE, END OF PERIOD..........        $  1.00                $  1.00
                                                =======                =======
TOTAL INVESTMENT RETURN(1)..............           1.84%                  0.57%
                                                =======                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......        $    --                $    --
Expenses to average net assets, net of
  waivers from advisor..................           0.40%*                 0.32%*
Expenses to average net assets, before
  waivers from advisor..................           0.43%*                 0.43%*
Net investment income to average net
  assets, net of waivers from advisor...           5.11%*                 4.81%*
Net investment income to average net
  assets, before waivers from advisor...           5.08%*                 4.70%*

-------------------

  +  Issuance of shares.
 ++  Reissuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(2)  From February 10, 1999 to November 3, 1999 and from March 7, 2000 to
     April 30, 2003, there were no Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.

--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          UBS LIR MONEY MARKET FUND
                                          ----------------------------------------------------------
                                                             INSTITUTIONAL SHARES
                                                        FOR THE YEARS ENDED APRIL 30,
                                          ----------------------------------------------------------
                                             2003        2002        2001        2000        1999
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF YEAR......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------
Net investment income...................       0.014       0.028       0.061       0.053       0.051
Dividends from net investment income....      (0.014)     (0.028)     (0.061)     (0.053)     (0.051)
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF YEAR............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ==========  ==========  ==========  ==========  ==========
TOTAL INVESTMENT RETURN(1)..............        1.42%       2.87%       6.25%       5.40%       5.22%
                                          ==========  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $1,818,943  $2,327,952  $2,513,344  $1,836,114  $2,036,379
Expenses to average net assets, net of
  reimbursements from advisor...........        0.28%       0.28%       0.28%       0.28%       0.26%
Expenses to average net assets, before
  reimbursements from advisor...........        0.32%       0.30%       0.31%       0.30%       0.31%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................        1.41%       2.81%       6.04%       5.26%       5.07%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................        1.37%       2.79%       6.01%       5.24%       5.02%

-------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                   UBS LIR MONEY MARKET FUND
                                          -------------------------------------------
                                                 FINANCIAL INTERMEDIARY SHARES
                                                 FOR THE YEARS ENDED APRIL 30,
                                          -------------------------------------------
                                           2003     2002     2001     2000     1999
                                          -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR......  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          -------  -------  -------  -------  -------
Net investment income...................    0.012    0.026    0.058    0.050    0.048
Dividends from net investment income....   (0.012)  (0.026)  (0.058)  (0.050)  (0.048)
                                          -------  -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR............  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          =======  =======  =======  =======  =======
TOTAL INVESTMENT RETURN(1)..............     1.17%    2.62%    5.99%    5.14%    4.96%
                                          =======  =======  =======  =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $58,042  $82,985  $51,534  $64,634  $12,002
Expenses to average net assets, net of
  reimbursements from advisor...........     0.53%    0.53%    0.53%    0.53%    0.51%
Expenses to average net assets, before
  reimbursements from advisor...........     0.57%    0.54%    0.56%    0.55%    0.56%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................     1.16%    2.46%    5.74%    5.05%    4.82%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................     1.12%    2.45%    5.71%    5.03%    4.77%

-------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                 UBS LIR GOVERNMENT SECURITIES FUND
                                          ------------------------------------------------
                                                        INSTITUTIONAL SHARES
                                                   FOR THE YEARS ENDED APRIL 30,
                                          ------------------------------------------------
                                            2003      2002      2001      2000      1999
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------
Net investment income...................     0.013     0.026     0.059     0.051     0.049
Dividends from net investment income....    (0.013)   (0.026)   (0.059)   (0.051)   (0.049)
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ========  ========  ========  ========  ========
TOTAL INVESTMENT RETURN(1)..............      1.27%     2.65%     6.02%     5.22%     5.04%
                                          ========  ========  ========  ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $151,490  $173,626  $260,164  $121,897  $138,783
Expenses to average net assets, net of
  fee waivers/reimbursements from
  advisor...............................      0.29%     0.29%     0.29%     0.29%     0.28%
Expenses to average net assets, before
  fee waivers/reimbursements from
  advisor...............................      0.47%     0.46%     0.38%     0.33%     0.33%
Net investment income to average net
  assets, net of fee
  waivers/reimbursements from advisor...      1.26%     2.70%     5.68%     5.10%     4.90%
Net investment income to average net
  assets, before fee
  waivers/reimbursements from advisor...      1.08%     2.53%     5.59%     5.06%     4.85%

-------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                            UBS LIR GOVERNMENT SECURITIES FUND
                                          ---------------------------------------
                                                       SELECT SHARES
                                          ---------------------------------------
                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED   MAY 23, 2001+ TO
                                              APRIL 30,            APRIL 30,
                                                 2003                2002
                                          ------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....       $  1.00              $  1.00
                                               -------              -------
Net investment income...................         0.014                0.024
Dividends from net investment income....        (0.014)              (0.024)
                                               -------              -------
NET ASSET VALUE, END OF PERIOD..........       $  1.00              $  1.00
                                               =======              =======
TOTAL INVESTMENT RETURN(1)..............          1.37%                2.38%
                                               =======              =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......       $83,087              $54,288
Expenses to average net assets, net of
  fee waivers/reimbursements from
  advisor...............................          0.19%                0.19%*
Expenses to average net assets, before
  fee waivers/reimbursements from
  advisor...............................          0.37%                0.36%*
Net investment income to average net
  assets, net of fee waivers/
  reimbursements from advisor...........          1.36%                2.17%*
Net investment income to average net
  assets, before fee waivers/
  reimbursements from advisor...........          1.18%                2.00%*

-------------------

  +  Commencement of issuance.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                  UBS LIR TREASURY SECURITIES FUND
                                          ------------------------------------------------
                                                       INSTITUTIONAL SHARES*
                                                   FOR THE YEARS ENDED APRIL 30,
                                          ------------------------------------------------
                                            2003      2002      2001      2000      1999
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------
Net investment income...................     0.013     0.025     0.054     0.049     0.046
                                          --------  --------  --------  --------  --------
Dividends from net investment income....    (0.013)   (0.025)   (0.054)   (0.047)   (0.046)
Distributions from net realized gains
  from investment transactions..........        --        --        --    (0.002)       --
Total dividends and distributions to
  shareholders..........................  $ (0.013) $ (0.025) $ (0.054) $ (0.049) $ (0.046)
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ========  ========  ========  ========  ========
TOTAL INVESTMENT RETURN(1)..............      1.29%     2.56%     5.55%     4.97%     4.68%
                                          ========  ========  ========  ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $328,601  $433,274  $167,390  $118,525  $179,227
Expenses to average net assets, net of
  reimbursements from advisor...........      0.29%     0.29%     0.29%     0.29%     0.28%
Expenses to average net assets, before
  reimbursements from advisor...........      0.32%     0.35%     0.36%     0.35%     0.33%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................      1.28%     2.29%     5.36%     4.61%     4.57%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................      1.25%     2.23%     5.29%     4.55%     4.52%

-------------------

  * UBS LIR Treasury Securities Fund did not have Financial Intermediary shares outstanding during the years indicated. Yields for Financial Intermediary shares would be approximately 0.25% lower than yields for Institutional shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

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UBS Global Asset Management                                                   35

TICKER SYMBOL: Institutional Shares--

     UBS Select Money Market Fund                                          SELXX
     UBS LIR Money Market Fund                                             LIRXX
     UBS LIR Government Securities Fund                                    LIGXX
     UBS LIR Treasury Securities Fund                                      LISXX

If you want more information about a fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about a fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR database on the SEC's Internet website at: http://www.sec.gov.

[GRAPHIC]
Institutional Money Market Funds

UBS Select Money Market Fund
UBS LIR Money Market Fund
UBS LIR Government Securities Fund
UBS LIR Treasury Securities Fund

Prospectus

UBS Money Series
--UBS Select Money Market Fund
Investment Company Act File No. 811-8767

Liquid Institutional Reserves
--UBS LIR Money Market Fund
--UBS LIR Government Securities Fund
--UBS LIR Treasury Securities Fund
Investment Company Act File No. 811-06281

-C-2003 UBS Global Asset Management (US) Inc.
All rights reserved.

    August 29, 2003